Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 395,589,503	$ 405,898,379
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	386,446,895	399,969,913
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,142,608	5,928,466
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,676,351	91,019,369
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,872,109	22,584,322
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,318,825	272,280,943
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	68,198,959	19,334,723
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	523,259	679,022
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	109,982,631	121,014,146
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,683,817	23,870,895
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,140,407	24,803,983
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	238,782,648	236,209,355
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,848,876	87,265,466
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,841,444	87,259,330
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,432	6,136
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,805,840	87,225,272
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,604	34,058
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,432	6,136
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,783,957	48,531,820
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,511,840	18,857,285
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,510,043	19,836,166
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,036	40,195
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148,305,557	158,490,851
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	139,539,800	153,072,105
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,765,757	5,418,746
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,985,527	16,724,798
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,296,936	141,608,475
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	645	110,581
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,449	46,997
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148,305,557	158,490,851
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,959	122,305
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,959	122,305
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,959	122,305
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,959	122,305
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,145,591	39,287,572
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,145,591	39,287,572
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,441,457	0
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,451,533	28,743,260
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,252,601	10,544,312
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,145,591	39,287,572
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,643,974	112,114,248
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,280,418	111,617,924
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	363,556	496,324
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,870,511	3,794,097
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,409,521	5,825,466
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	84,570,356	101,929,208
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,430,030	69,153
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	363,556	496,324
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,970,848	32,723,898
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,108,186	4,900,693
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,630,364	4,967,817
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,934,576	69,521,840
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	210
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	210
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	210
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144	210
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,521,402	8,617,727
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,515,683	8,610,677
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,719	7,050
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,515,683	8,610,677
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,719	7,050
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,082,235	470,856
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,791	112,917
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,375,376	$ 8,033,954